Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Total Return Fund
Hennessy Balanced Fund
Hennessy Gas Utility Fund
Hennessy Technology Fund

June 8, 2018

Supplement to the Statutory Prospectus dated February 28, 2018

Effective as of May 29, 2018, Brian E. Peery is no longer a Portfolio Manager of the Hennessy Funds listed above.  Effective as of the same date, Ryan C. Kelley has been added as a Portfolio Manager of the Hennessy Total Return Fund and the Hennessy Balanced Fund.

As a result, the “Portfolio Managers” sections for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, and the Hennessy Cornerstone Value Fund are replaced in their entireties as follows:

Portfolio Managers

Neil J. Hennessy and Ryan C. Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as a Portfolio Manager of the Fund, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989. Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017 and has been employed by the Investment Manager since 2012.

The “Portfolio Managers” sections for the Hennessy Total Return Fund and the Hennessy Balanced Fund are replaced in their entireties as follows:

Portfolio Managers

Neil J. Hennessy and Ryan C. Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as a Portfolio Manager of the Fund, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989. Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018 and has been employed by the Investment Manager since 2012.

The “Portfolio Managers” section for the Hennessy Gas Utility Fund is replaced in its entirety as follows:

Portfolio Manager

Ryan C. Kelley is primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, and has been employed by the Investment Manager since 2012.

The “Portfolio Managers” section for the Hennessy Technology Fund is replaced in its entirety as follows:

Portfolio Managers

The Fund’s investment decisions are made by a portfolio management team that is jointly and primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. The portfolio management team comprises Ryan C. Kelley, Portfolio Manager, and Daniel P. Hennessy, Associate Analyst. Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018, served as a Co-Portfolio Manager of the Fund from February 2017 to May 2018, and has been employed by the Investment Manager since 2012. Mr. Daniel Hennessy has served as an Associate Analyst of the Fund since February 2017 and has been employed by the Investment Manager since 2015.

In addition, in the section “Portfolio Managers Employed by the Investment Manager” under the heading “Management of the Funds,” the paragraph titled “Brian E. Peery” is deleted in its entirety while the paragraph titled “Ryan C. Kelley” is replaced in its entirety as follows:

Ryan C. Kelley, CFA, has served as a Portfolio Manager of the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Large Cap Financial Fund since October 2014 and as a Co-Portfolio Manager to the same Funds from March 2013 through September 2014. He has also served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, and the Hennessy Cornerstone Value Fund since February 2017. He has served as a Portfolio Manager of the Hennessy Total Return Fund, the Hennessy Balanced Fund, and the Hennessy Technology Fund since May 2018, and as a Co-Portfolio Manager to the Hennessy Technology Fund from February 2017 to May 2018. He has been employed by the Investment Manager since 2012. Prior to that, Mr. Kelley was employed by FBR Fund Advisers, Inc.

* * * * * *

Please Read Carefully and Keep for Future Reference